Income Taxes - Schedule of Statutory Effective Tax Rate (Details)	6 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
Schedule of Statutory Effective Tax Rate [Abstract]
Current income tax expenses
Deferred income tax expenses (benefit)	(12,860)	(10,111)	76,053
Income tax expenses (benefit)	(12,860)	(10,111)	76,053
Income (Loss) before tax	$ (520,973)	$ (409,603)	$ 323,477
Singapore statutory income tax rate	17.00%	17.00%	17.00%
Income tax expenses (benefit) computed at statutory rate	$ (88,566)	$ (69,633)	$ 54,991
Non-deductible expenses	2,285	1,797	3,948
Effect of different tax rates in other jurisdictions	73,421	57,725
Others			17,114
Income tax expenses (benefit)	$ (12,860)	$ (10,111)	$ 76,053